Income taxes - Schedule of Uncertain Tax Positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Balance, beginning of year	€ 8,684	€ 8,552
Decreases to tax positions related to prior years	(8,804)	0
Interest and penalties	120	132
Balance, end of year	€ 0	€ 8,684